Income tax expense (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense Tables
Income tax expense

	2017	2016	2015
Net income (loss) before income taxes	$(8,894,853)	$(8,725,051)	$5,688,136
Canadian statutory income tax rate	27.0%	27.0%	26.0%
Income tax (recovery) at statutory income tax rate	(2,401,610)	(2,355,764)	1,478,915

Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	156,966	223,463	407,593
Change in statutory tax rates	962,486	-	(511,508)
Foreign exchange adjustments	110,121	112,581	(489,665)
Foreign tax credit benefit	-	(256,500)	(1,755,678)
Non-taxable portion of capital gain	(50,525)	-	-
Other	91,668	(271,676)	(318,664)
	(1,130,894)	(2,547,896)	(1,189,007)
Change in valuation allowance	1,130,894	2,547,896	(5,633,993)
	-	-	(6,823,000)
Income taxes in foreign jurisdictions	75,545	374,511	1,970,908
Income tax expense (recovery)	75,545	374,511	(4,852,092)

Valuation allowance

	2017	2016	2015
Net operating losses carried forward:
Canada (expiration dates 2027 to 2038)	$8,180,209	$6,747,506	$5,100,905
USA (expiration dates 2020 to 2026)	1,443,729	2,575,389	2,654,605

Timing differences on property & equipment and financing costs	2,012,709	1,789,311	1,850,228
SRED Expenditures	215,303	215,303	-
Foreign Tax Credit	371,133	371,133	-
	12,223,083	11,059,946	9,605,738
Intellectual property	(5,761,674)	(6,216,552)	(6,671,544)
	6,461,409	5,482,090	2,934,194
Less valuation allowance	(6,461,409)	(5,482,090)	(2,934,194)
	-	-	-